Biological Assets - Schedule of Fair Value Hierarchy (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Level 3 [Member] | Sugarcane [Member]
Schedule of Fair Value Hierarchy [Line Items]
Total	R$ 30,137	R$ 111,636
Level 3 [Member] | Grains [Member]
Schedule of Fair Value Hierarchy [Line Items]
Total	27,209	22,138
Level 3 [Member] | Cotton [Member]
Schedule of Fair Value Hierarchy [Line Items]
Total	61,531	61,896
Level 2 [Member] | Cattle [Member]
Schedule of Fair Value Hierarchy [Line Items]
Total	R$ 41,055	R$ 41,595